GOODWILL	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL

NOTE 9 -      GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2021 and 2020 are as follows:

	US dollars
	Telematics services	Telematics products	Total
(in thousands)
Balance as of January 1, 2020	43,383	6,703	50,086
Changes during 2020:
Impairment (**)	(9,479)	(1,029)	(10,508)
Translation differences	248	36	284
Balance as of December 31, 2020 (*)	34,152	5,710	39,862
Changes during 2021:
Translation differences	63	74	137
Balance as of December 31, 2021 (*)	34,215	5,784	39,999

(*)	The accumulated amount of goodwill impairment loss as of December 31, 2021, and 2020 was US$ 29.89 million.

(**)

As a result of the circumstances described in note 9(*) the Company recorded on June 30, 2020, a goodwill impairment in the total amount of US$ 10.5 million in connection with two reporting units (both units related to Road track operations). One reporting unit within the Telematics services and the other reporting unit within the Telematics product's segments. The impairment was based on valuation performed by the management using the assistance of a third-party appraiser in accordance with the income approach. The significant assumptions used for the assessment were 3.5 years of projected net cash flows, a discount rate of 17.5% and a long-term growth rate of 0.5%.

The Company, with the assistance of a third-party appraiser, performed the annual goodwill impairment test, as of June 30, 2021 and reached to a conclusion that no impairment should be recorded at that point.

The Company has historically performed an annual goodwill assessment as of June 30 of each year or more often if indicators of impairment are presented. following the second closing of the RT acquisition, the Company decided to change the date of its annual impairment assessment from June 30 to December 31. Accordingly, the Company performed a qualitative assessment as of December 31, 2021, and concluded that the qualitative assessment did not result in a more likely than not indication of impairment, and therefore no further impairment testing was required, with respect to such unit.